UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04491
Van Kampen Limited Duration Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 23.7%
	Automotive 0.6%
$350	American Honda Finance Corp. (a)	3.850%	11/06/08	$349,395
345	Daimler Chrysler NA Holding (b)	3.248	03/13/09	343,545

				692,940

	Banking 4.8%
585	Bank of America Corp.	3.375	02/17/09	573,492
360	Bank of America Corp.	4.875	09/15/12	332,953
325	Citicorp	6.375	11/15/08	325,370
205	Credit Suisse USA, Inc.	6.125	11/15/11	201,846
255	JPMorgan Chase & Co.	6.000	02/15/09	253,326
450	JPMorgan Chase & Co.	6.750	02/01/11	451,746
330	Mellon Funding Corp.	6.400	05/14/11	327,315
365	Popular North America, Inc.	5.650	04/15/09	360,661
700	Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625	11/03/09	706,915
640	Sovereign Bancorp (b)	3.440	03/23/10	454,401
735	Unicredito Luxembourg Finance (Luxembourg) (a)(b)	2.846	10/24/08	734,431
265	Wachovia Corp.	5.350	03/15/11	223,508
320	Wells Fargo Bank NA	6.450	02/01/11	325,063

				5,271,027

	Brokerage 1.8%
170	Citigroup, Inc.	3.625	02/09/09	166,443
320	Citigroup, Inc.	4.625	08/03/10	292,310
345	Citigroup, Inc.	5.300	10/17/12	307,397
425	Goldman Sachs Group, Inc.	5.450	11/01/12	360,583
475	Goldman Sachs Group, Inc.	6.875	01/15/11	454,294
285	Lehman Brothers Holdings, Inc. (c)	3.112	12/23/08	37,050

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Brokerage (continued)
$350	Merrill Lynch & Co., Inc.	5.450%	02/05/13	$315,583

				1,933,660

	Chemicals 0.2%
190	ICI Wilmington	4.375	12/01/08	189,665

	Communications 0.4%
395	France Telecom SA (France)	7.750	03/01/11	414,778

	Distributors 0.4%
470	Sempra Energy	4.750	05/15/09	470,094

	Diversified Manufacturing 0.8%
435	Brookfield Asset Management, Inc. (Canada)	8.125	12/15/08	437,027
350	Honeywell International, Inc.	6.125	11/01/11	369,612

				806,639

	Electric 2.4%
420	Detroit Edison Co.	6.125	10/01/10	430,954
565	Entergy Gulf States, Inc. (b)	3.210	12/01/09	560,002
260	NiSource Finance Corp. (b)	3.380	11/23/09	253,431
745	Ohio Power Co. (b)	2.971	04/05/10	731,089
225	Public Service Co. of Colorado	6.875	07/15/09	229,556
400	Southwestern Public Service Co.	6.200	03/01/09	403,756

				2,608,788

	Food & Beverage 0.6%
660	Kraft Foods, Inc.	4.125	11/12/09	655,291

	Health Care 0.4%
30	UnitedHealth Group, Inc. (b)	2.890	03/02/09	29,717
415	UnitedHealth Group, Inc.	4.125	08/15/09	411,297

				441,014

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Integrated Energy 0.8%
$500	ConocoPhillips	8.750%	05/25/10	$537,229
340	Consumers Energy Co., Ser H	4.800	02/17/09	339,952

				877,181

	Life Insurance 2.0%
475	John Hancock Financial Services, Inc.	5.625	12/01/08	475,814
555	Met Life Global Funding I (a)	4.625	08/19/10	557,762
750	Monumental Global Funding II (a)	4.375	07/30/09	740,482
430	Principal Life Income Funding Trusts	5.150	06/17/11	433,183

				2,207,241

	Media-Cable 0.3%
375	Time Warner, Inc. (b)	3.033	11/13/09	360,132

	Media-Noncable 0.4%
165	Viacom, Inc. (b)	3.168	06/16/09	163,239
300	Viacom, Inc.	5.750	04/30/11	291,618

				454,857

	Noncaptive-Consumer Finance 1.2%
825	American General Finance Corp.	4.625	09/01/10	499,540
790	HSBC Finance Corp.	6.750	05/15/11	794,555

				1,294,095

	Noncaptive-Diversified Finance 0.9%
1,045	General Electric Capital Corp.	5.450	01/15/13	977,199

	Pharmaceuticals 0.7%
360	Amgen, Inc.	4.000	11/18/09	356,699
430	Hospira, Inc. (b)	4.428	03/30/10	417,763

				774,462

	Pipelines 0.7%
545	Enbridge Energy Partners	4.000	01/15/09	541,186

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$200	Enterprise Products Operating, LP	7.500%	02/01/11	$206,103

				747,289

	Railroads 0.5%
535	Burlington Northern Santa Fe Corp.	6.125	03/15/09	534,978

	Refining 0.5%
510	Valero Energy Corp.	3.500	04/01/09	506,270

	Retailers 0.7%
385	CVS Corp.	4.000	09/15/09	377,636
415	Home Depot, Inc. (b)	2.943	12/16/09	390,555

				768,191

	Services 0.2%
260	FedEx Corp.	5.500	08/15/09	259,016

	Supermarkets 0.2%
260	Safeway, Inc.	7.500	09/15/09	254,100

	Technology 0.2%
215	Oracle Corp.	5.000	01/15/11	220,229

	Wireline 2.0%
640	AT&T, Inc. (b)	2.894	02/05/10	637,848
615	BellSouth Corp.	6.000	10/15/11	616,655
200	British Telecommunications PLC (United Kingdom)	8.625	12/15/10	209,136
215	COX Communications, Inc.	4.625	01/15/10	211,905
475	Telecom Italia Capital (Luxembourg)	4.875	10/01/10	461,985

				2,137,529

	Total Corporate Bonds 23.7%			25,856,665

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities 18.7%
$257	Ameriquest Mortgage Securities, Inc. (b)	4.356%	08/25/34	$167,155
1,525	Bank of America Credit Card Trust (b)	2.707	04/16/12	1,502,708
794	Capital Auto Receivables Asset Trust	4.980	05/15/11	785,570
800	Capital Auto Receivables Asset Trust	5.020	09/15/11	790,473
1,400	Capital Auto Receivables Asset Trust	5.380	07/15/10	1,400,118
282	Capital One Auto Finance Trust	5.070	07/15/11	275,041
246	Caterpillar Financial Asset Trust	5.570	05/25/10	246,621
1,275	Chase Issuance Trust	4.960	09/17/12	1,266,967
462	CIT Equipment	5.070	02/20/10	462,834
575	CNH Equipment Trust	5.400	10/17/11	573,053
1,050	Daimler Chrysler Auto Trust	5.000	02/08/12	1,035,197
836	Ford Credit Auto Owner Trust	4.360	06/15/10	835,492
143	Ford Credit Auto Owner Trust	5.050	03/15/10	143,402
778	Ford Credit Auto Owner Trust	5.260	10/15/10	779,488
1,200	Ford Credit Auto Owner Trust	5.400	08/15/11	1,186,681
110	GE Equipment Small Ticket LLC (a)	4.880	10/22/09	109,777
778	Harley-Davidson Motorcycle Trust	3.560	02/15/12	736,621
688	Harley-Davidson Motorcycle Trust	3.760	12/17/12	645,455
692	Harley-Davidson Motorcycle Trust	4.070	02/15/12	688,240
643	Harley-Davidson Motorcycle Trust	4.410	06/15/12	640,155
675	Hertz Vehicle Financing LLC (a)	4.930	02/25/10	664,353
1,025	Hyundai Auto Receivables Trust	5.040	01/17/12	1,025,002
185	National City Auto Receivable Trust	2.880	05/15/11	184,560

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$379	Nationstar Home Equity Loan Trust (b)	3.266%	06/25/37	$368,538
38	New Century Home Equity Loan Trust	4.461	08/25/35	37,371
725	Nissan Auto Receivables Owner Trust	3.890	08/15/11	704,361
900	Nissan Auto Receivables Owner Trust	5.030	05/16/11	898,405
271	Nissan Auto Receivables Owner Trust	5.440	04/15/10	271,635
390	TXU Electric Delivery Transition Bond Co., LLC	3.520	11/15/11	388,681
600	USAA Auto Owner Trust	4.160	04/16/12	591,955
1,100	USAA Auto Owner Trust	4.900	02/15/12	1,092,492

	Total Asset Backed Securities 18.7%			20,498,401

	Collateralized Mortgage Obligations 14.5%
1,020	American Home Mortgage Assets (b)	3.446	06/25/47	326,524
991	American Home Mortgage Assets (b) (h)	3.466	10/25/46	283,538
408	American Home Mortgage Assets (b) (h)	3.506	06/25/47	60,133
411	American Home Mortgage Assets (b) (h)	3.526	10/25/46	74,041
105	American Home Mortgage Investment Trust (b)	4.602	02/25/44	85,021
1,156	Bank of America Mortgage Securities (b)	4.368	01/25/35	1,054,245
872	Bear Stearns Mortgage Funding Trust (b) (h)	3.386	10/25/36	496,766

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$215	Citigroup Mortgage Loan Trust, Inc. (d)	3.912%	08/25/34	$195,842
376	Citigroup Mortgage Loan Trust, Inc. (d)	4.453	09/25/34	298,272
2,869	Countrywide Alternative Loan Trust (e)	3.314	02/25/37	73,444
540	Countrywide Alternative Loan Trust (b) (h)	3.396	11/25/46	313,376
1,715	Countrywide Alternative Loan Trust (b) (h)	3.456	10/25/46 to 09/25/47	757,831
834	Countrywide Alternative Loan Trust (REMIC) (b)	3.606	02/25/35	660,001
681	Countrywide Alternative Loan Trust (b)	3.606	03/25/35	562,378
3,422	Countrywide Alternative Loan Trust (REMIC) (e)	3.840	03/20/46	104,789
137	Countrywide Home Loan Mortgage Trust (d)	4.367	06/25/35	136,551
415	Countrywide Home Loan Mortgage Trust (d)	4.543	11/20/34	325,276
9,788	Downey Savings & Loan Association Mortgage Loan Trust (e)	1.250	08/19/45	19,882
703	Downey Savings & Loan Association Mortgage Loan Trust (b) (h)	3.329	08/19/45	274,388
1,134	Downey Savings & Loan Association Mortgage Loan Trust (b) (h)	3.400	09/19/35	437,964
66	Federal National Mortgage Association	5.500	01/25/24	65,898

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$464	Federal National Mortgage Association	6.500%	06/25/35	$480,690
690	First Horizon Alternative Mortgage Securities	6.000	02/25/37	630,092
250	First Horizon Mortgage Pass Through Trust (b)	5.107	10/25/34	221,876
274	Government National Mortgage Association (b)	2.888	09/16/19	271,977
664	Government National Mortgage Association (b)	3.787	08/20/30	656,551
2,333	Greenpoint Mortgage Funding Trust (REMIC) (e)	3.608	10/25/45	63,050
1,294	Greenpoint Mortgage Funding Trust (REMIC) (e)	4.069	08/25/45	28,419
449	Greenpoint Mortgage Funding Trust (b) (h)	4.855	03/25/36	284,898
0	Harborview Mortgage Loan Trust (REMIC) (f)	*	07/19/47	4
2,779	Harborview Mortgage Loan Trust (d)(e)	2.357	06/19/35	30,832
2,440	Harborview Mortgage Loan Trust (d)(e)	2.592	05/19/35	24,402
4,057	Harborview Mortgage Loan Trust (d)(e)	2.877	01/19/36	62,117
6	Harborview Mortgage Loan Trust (REMIC) (f)	2.929	03/19/37	893
3,393	Harborview Mortgage Loan Trust (REMIC) (d)(e)	2.929	03/19/37	78,999
1,735	Harborview Mortgage Loan Trust (d)(e)	2.970	01/19/36	40,133

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$5,451	Harborview Mortgage Loan Trust (REMIC) (d)(e)	3.033%	07/19/47	$110,718
648	Harborview Mortgage Loan Trust (b) (h)	3.230	01/25/47	225,934
977	Harborview Mortgage Loan Trust (b) (h)	3.269	11/19/36	353,475
621	Harborview Mortgage Loan Trust (b) (h)	3.637	06/20/35	217,234
286	Harborview Mortgage Loan Trust (b) (h)	3.787	06/20/35	71,569
2,182	Harborview Mortgage Loan Trust (b) (h)	5.078	10/19/35 to 01/19/36	1,261,848
2,074	Indymac Index Mortgage Loan Trust (REMIC) (d)(e)	2.334	07/25/35	27,866
256	Indymac Index Mortgage Loan Trust (b) (h)	3.956	07/25/34	64,085
1,116	Residential Accredit Loans, Inc. (b) (h)	3.396	02/25/37	314,012
625	Residential Accredit Loans, Inc. (b) (h)	3.606	10/25/45	212,236
721	Structured Asset Mortgage Investments, Inc. (b) (h)	3.396	02/25/37	245,286
1,057	Structured Asset Mortgage Investments, Inc. (b)	3.416	01/25/37	364,503
651	Structured Asset Mortgage Investments, Inc. (REMIC) (b) (h)	3.516	02/25/36	240,974
371	Structured Asset Mortgage Investments, Inc. (REMIC) (b)	3.516	02/25/36	153,551
1,937	Washington Mutual, Inc. (e)	3.014	07/25/44	20,582
1,073	Washington Mutual, Inc. (e)	3.071	06/25/44	15,428
2,728	Washington Mutual, Inc. (e)	3.090	10/25/44	27,277

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$551	Washington Mutual, Inc. (b) (h)	3.546%	11/25/45	$210,720
674	Washington Mutual Mortgage Pass-Through Certificates (b) (h)	3.406	02/25/47	184,033
638	Washington Mutual Mortgage Pass-Through Certificates (b) (h)	3.795	05/25/46	268,170
1,011	Washington Mutual Mortgage Pass-Through Certificates (b) (h)	3.855	08/25/46	535,931
1,156	Wells Fargo Mortgage Backed Securities Trust (b)	4.169	06/25/35	1,014,082
215	Wells Fargo Mortgage Backed Securities Trust (b)	5.171	09/25/34	188,814
28	Wells Fargo Mortgage Backed Securities Trust (d)	6.316	07/25/34	26,142

	Total Collateralized Mortgage Obligations 14.5%			15,835,563

	Mortgage Backed Securities 12.6%
3	Federal Home Loan Mortgage Corp.	6.500	01/01/33	3,480
771	Federal Home Loan Mortgage Corp.	7.500	09/15/29	806,228
189	Federal Home Loan Mortgage Corp.	7.500	10/01/29 to 09/01/32	205,130
6,950	Federal National Mortgage Association	4.375	03/15/13	7,093,955
1,056	Federal National Mortgage Association	6.500	11/01/23 to 11/01/33	1,091,508
1,023	Federal National Mortgage Association	7.000	03/01/26 to 03/01/32	1,076,552
3,071	Federal National Mortgage Association	7.500	12/01/28 to 08/01/36	3,284,401

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$27	Federal National Mortgage Association	9.500%	03/01/16 to 04/01/20	$30,103
12	Government National Mortgage Association	7.500	07/15/28 to 08/15/28	12,456
1	Government National Mortgage Association	9.500	07/15/16 to 06/15/18	810
58	Government National Mortgage Association	10.000	11/15/16 to 01/15/19	65,758
11	Government National Mortgage Association	10.500	02/15/18	12,527
84	Government National Mortgage Association	11.000	11/15/18	97,749

	Total Mortgage Backed Securities 12.6%			13,780,657

	Adjustable Rate Mortgage Backed Securities 1.5%
250	Federal Home Loan Mortgage Corp.	4.081	07/01/34	253,281
104	Federal National Mortgage Association	4.264	06/01/34	104,246
217	Federal National Mortgage Association	4.571	07/01/34	218,396
573	Federal National Mortgage Association	5.122	04/01/35	576,208
176	Federal National Mortgage Association	5.355	09/01/19	177,287
242	Federal National Mortgage Association	5.665	04/01/35	243,551

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$82	Federal National Mortgage Association	5.900%	09/01/34	$82,507

	Total Adjustable Rate Mortgage Backed Securities 1.5%			1,655,476

	United States Treasury Obligations 0.6%
1,110	United States Treasury (STRIPS)	*	05/15/21	629,418

	United States Government Agency Obligations 3.2%
3,400	Federal Home Loan Mortgage Corp.	5.125	11/17/17	3,510,102

	Total Long-Term Investments 74.8% (Cost $97,518,523)			81,766,282

Short-Term Investments 25.1%
Repurchase Agreements 1.8%
Banc of America Securities ($744,148 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $744,191)	744,148
Citigroup Global Markets, Inc. ($744,148 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $744,179)	744,148
JPMorgan Chase & Co. ($223,245 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $223,251)	223,245
State Street Bank & Trust Co. ($293,459 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $293,470)	293,459

Total Repurchase Agreements 1.8%	2,005,000

United States Government Agency Obligations 23.3%
United States Treasury Bill ($11,000,000 par, yielding 0.170%, 10/30/08 maturity)	10,998,494
United States Treasury Bill ($6,000,000 par, yielding 1.655%, 12/04/08 maturity)	5,982,400
United States Treasury Bill ($8,000,000 par, yielding 1.446%, 01/08/09 maturity)	7,968,320
United States Treasury Bill ($405,000 par, yielding 1.607%, 10/09/08 maturity) (g)	404,855
United States Treasury Bill ($160,000 par, yielding 0.571%, 01/15/09 maturity) (g)	159,732

Total United States Government Agency Obligations 23.3%	25,513,801

Total Short-Term Investments 25.1% (Cost $27,518,801)	27,518,801

Total Investments 99.9% (Cost $125,037,324)	$109,285,083

Other Assets in Excess of Liabilities 0.1%	54,393

Net Assets 100.0%	$109,339,476

Percentages are calculated as a percentage of net assets.
The obligations of certain United States government sponsored entities are neither issued nor guaranteed by the Unites States Treasury.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Floating Rate Coupon

(c)	On September 15, 2008, Lehman Brothers Holdings, Inc. filed for bankruptcy and has been determined to be non-income producing.

(d)	Variable Rate Coupon

(e)	Interest Only

(f)	Principal Only

(g)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

(h)	Market Value is determined in accordance with procedures established in good faith by the Board of Trustees.
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
Swap agreements outstanding as of September 30, 2008:
Credit Default Swaps

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value

Barclays Bank PLC	CDX.NA.IG.9	Sell	0.600%	12/20/12	$1,200	$(40,078)	$(51,219)
Goldman Sachs International	CDX.NA.IG.HVOL	Sell	0.350	06/20/12	1,400	(19,885)	(71,205)

Total Credit Default Swaps						$(59,963)	$(122,424)

Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value

Bank of America, N.A.	USD-LIBOR BBA	Pay	4.211%	06/03/13	$19,700	$389,246
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.983	04/15/18	1,510	2,688
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.070	04/14/18	1,010	5,030
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	07/24/18	3,495	(53,858)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	04/15/23	1,765	(15,320)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.470	04/14/23	1,295	(14,556)
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.558	07/24/23	4,484	60,579
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.560	02/19/18	1,067	25,053
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.995	02/19/23	1,384	(36,607)
Citibank, N.A., New York	USD-LIBOR BBA	Pay	2.900	02/28/10	3,100	(11,796)
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	4.550	10/23/09	2,800	78,753
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.934	07/01/18	5,005	(60,737)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	4.958	07/24/18	3,949	33,158
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	5.188	07/24/23	4,942	(36,464)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.268	07/03/23	6,265	93,050
Goldman Sachs International	USD-LIBOR BBA	Receive	4.642	09/11/09	2,800	43,522
Goldman Sachs International	USD-LIBOR BBA	Receive	5.074	10/05/08	1,500	27,440
Goldman Sachs International	USD-LIBOR BBA	Pay	5.630	02/28/18	3,385	87,875
Goldman Sachs International	USD-LIBOR BBA	Receive	6.035	02/28/23	4,385	(120,851)

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value

JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Receive	**	05/15/21	$624	$-0-
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Pay	2.785%	02/04/10	3,100	(18,559)
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Pay	3.292	05/29/10	9,000	82,433
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Pay	3.989	12/14/09	2,800	59,070
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Pay	4.139	12/12/09	2,800	65,114
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Pay	4.184	06/09/13	3,800	69,909
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Pay	4.385	10/29/09	2,800	72,524
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Pay	4.427	11/08/09	2,800	74,786
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Pay	4.783	10/18/09	2,800	88,489
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Receive	4.794	09/20/09	2,800	45,937
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Receive	5.079	08/01/09	2,800	52,972
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Receive	5.203	10/13/08	1,900	35,968
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Receive	5.334	01/30/09	1,400	13,671
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Pay	5.365	06/28/09	2,900	83,159
JPMorgan Chase Bank, N.A	USD-LIBOR BBA	Receive	5.358	07/13/09	2,825	59,569

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value

JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.391%	06/06/09	$2,800	$86,315
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.486	06/14/09	2,850	90,844

Total Interest Rate Swaps						$1,458,406

Total Credit Default and Interest Rate Swaps						$1,335,982

Swap Collateral Received From Counterparty
Bank of America	(428,000)
Deutsche Bank AG	(260,000)
JPMorgan Chase Bank, N.A.	(960,000)

Total Swap Collateral Received	$(1,648,000)

Total Swap Agreements	$(312,018)

**	Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.
Futures contracts outstanding as of September 30, 2008:

		Unrealized
		Appreciation/
	Contracts	Depreciation

Long Contracts:
U.S. Treasury Notes 10-Year Futures, December 2008 (Current Notional Value of $114,625 per contract)	48	$(44,599)

Short Contracts:
10-Year Swap Future, December 2008 (Current Notional Value of $111,844 per contract)	18	28,826
5-Year Swap Futures, December 2008 (Current Notional Value of $108,500 per contract)	121	123,215
U.S. Treasury Bond Futures, December 2008 (Current Notional Value of $117,172 per contract)	10	1,867
U.S. Treasury Notes 2-Year Futures, December 2008 (Current Notional Value of $213,438 per contract)	178	(233,932)
U.S. Treasury Notes 5-Year Futures, December 2008 (Current Notional Value of $112,234 per contract)	42	(16,844)

Total Short Contracts:	369	(96,868)

Total Futures Contracts	417	$(141,467)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in		Other Financial
Valuation Inputs	Securities	Liabilities	Instruments*
Level 1 - Quoted Prices	$-0-	$-0-	$(141,467)
Level 2 - Other Significant Observable Inputs	101,896,639	-0-	1,335,982
Level 3 - Significant Unobservable Inputs	7,388,444	-0-	- 0 -

Total	$109,285,083	$-0-	$1,194,515

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of December 31, 2007	$-0-
Accrued discounts/premiums	—
Realized gain/loss	(2,345,678)
Change in unrealized appreciation/depreciation	(9,011,311)
Net purchases/sales	(3,314,266)
Net transfers in and/or out of Level 3	22,059,699

Balance as of September 30, 2008	$7,388,444

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$(9,011,311)

*	Other financial instruments include futures, forwards and swap contracts.
Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Limited Duration Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 18, 2008